Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Summary of prepayments and other current assets

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	141,585	144,083	19,740
Interest income receivable	603	381	52
Prepayment for advertising expenses	1,014	1,395	191
Loan receivables (a)	25,130	19,498	2,671
Value-added tax receivables	46,269	38,869	5,325
Receivables from employees	7,621	7,438	1,019
Refunds due from vendors	—	6,244	856
Others	11,967	17,535	2,402
Total	234,189	235,443	32,256

(a) Loan receivables are recorded in connection with the Group’s cash lending service, which are expected to receive within one year according to the repayment schedule.

Summary of provision for prepayments and other current assets

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	318,034	324,878	319,321	44,975
Addition	16,508	1,355	900	123
Reversal	(8,050)	(4,278)	(14,381)	(1,970)
Write-offs	—	(2,634)	(1,700)	(233)
Disposals of subsidiaries	(1,614)	—	(11,270)	(1,544)
Balance at the end of year	324,878	319,321	292,870	41,351